Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Geographic Information Abstract
Schedule of geographic information
	For the three months ended June 30,		For the three months ended June 30,
	2022	%	2021	%
Southeast Asia	$1,658,301	33.5	1,421,843	17.1
EU	829,150	16.8	710,921	8.6
South Korea	497,490	10.1	426,553	5.1
Africa	331,660	6.7	284,369	3.4
North America	1,633,375	33.0	5,460,302	65.8
Total revenue	$4,949,976	100.0	$8,303,987	100.0

	For the six months ended June 30,		For the six months ended June 30,
	2022	%	2021	%
Southeast Asia	$4,056,484	31.1	2,642,407	16.1
EU	2,028,242	15.5	1,321,203	8.1
South Korea	1,216,945	9.3	792,722	4.8
Africa	811,297	6.2	528,481	3.2
North America	4,942,392	37.9	11,099,486	67.8
Total revenue	$13,055,360	100.0	$16,384,299	100.0

	2021	%	2020	%	2019	%
Southeast Asia	$7,170,190	19.2	12,109,193	31.9	25,988,621	75.0
EU	3,585,095	9.6	5,570,000	14.7	5,888,800	17.0
South Korea	2,151,056	5.8	3,770,000	9.9	2,771,200	8.0
Africa	1,434,038	3.8	961,200	2.5	-	-
North America	23,006,480	61.6	15,500,000	40.9	-	-
Total revenue	$37,346,859	100.0	$37,910,393	100.0	$34,648,621	100.0